Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	MML SERIES INVESTMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0000067160
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 06, 2019
Document Effective Date	dei_DocumentEffectiveDate	Feb. 06, 2019
Prospectus Date	rr_ProspectusDate	May 01, 2018